Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION
20.	STOCK BASED COMPENSATION

As of December 31, 2011, the Company has two active equity incentive plans under which stock awards can be issued. Under the Michael Baker Corporation Long-Term Incentive Plan approved by the Company’s shareholders in 2010 (the “Long-Term Plan”), the Company is authorized to grant stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units, performance share units and other stock-based awards for an aggregate of 500,000 shares of Common Stock to employees through April 8, 2020. Under the Long-Term Plan, outstanding restricted stock awards vest in equal annual increments over three years. Under the amended 1996 Non-employee Directors’ Stock Incentive Plan (the “Directors’ Plan”), the Company is authorized to grant options and restricted shares for an aggregate of 400,000 shares of Common Stock to non-employee board members through February 18, 2014. The options under the Directors’ Plan become fully vested on the date of grant and become exercisable six months after the date of grant. The restrictions on the restricted shares under the Directors’ Plan lapse after two years. Under the Directors’ Plan, the exercise price of each option equals the average market price of the Company’s stock on the date of grant. Under the Long-Term Plan and the Directors’ Plan, the restricted shares awarded are equal to the closing price of the Company’s stock on the date of the grant. Vested options remain exercisable for a period of ten years from the grant date under the plans. From the date a restricted share award is effective, the awardee will be a shareholder and have all the rights of a shareholder, including the right to vote such shares. Restricted shares may not be sold or assigned during the restriction period commencing on the date of the award.

As of both December 31, 2011 and 2010, the restrictions had not lapsed on 24,000 shares of the Company’s restricted stock awarded under the Directors’ Plan. As of December 31, 2011 and 2010, the restrictions had not lapsed on 98,208 and 70,907 shares, respectively, of the Company’s restricted stock awarded under the Long-Term Plan. As of both December 31, 2011 and 2010, all outstanding options were fully vested under the Directors’ Plan. There were 104,000 and 92,000 exercisable options as of December 31, 2011 and 2010, respectively, under the Directors’ Plan. Unearned compensation related to restricted stock awards was approximately $2,427,000 and $2,352,000 as of December 31, 2011 and 2010, respectively.

The following table summarizes all restricted stock issued:

	Restricted shares	Weighted average issuance price per share
Balance at January 1, 2009	19,500	$33.42

Restricted shares granted	12,000	40.46
Restricted shares vested	(7,500)	26.86

Balance at December 31, 2009	24,000	38.99

Restricted shares granted	82,907	34.94
Restricted shares vested	(12,000)	37.53

Balance at December 31, 2010	94,907	35.63

Restricted shares granted	72,866	27.18
Restricted shares vested	(45,565)	35.24

Balance at December 31, 2011	122,208	$30.74

Under the Long-Term Plan, participants may elect to withhold shares to satisfy their tax obligations related to vesting shares. Shares withheld are reflected as treasury share purchases in the accompanying Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Investment. For the year ended December 31, 2011, the Company purchased 3,648 shares aggregating $86,361 due to these elections.

The following table summarizes all stock options outstanding:

	Shares subject to option	Weighted average exercise price per share	Aggregate intrinsic value	Weighted average contractual life remaining in years
Balance at January 1, 2009	128,463	$18.48	$2,377,316	5.4

Options granted	16,000	40.46
Options exercised	(40,000)	15.81

Balance at December 31, 2009	104,463	22.87	1,935,885	5.3

Options granted	16,000	37.23
Options exercised	(6,162)	8.16

Balance at December 31, 2010	114,301	25.67	971,014	5.3

Options granted	16,000	25.18
Options exercised	(14,324)	14.06
Options forfeited or expired	(11,977)	13.69

Balance at December 31, 2011	104,000	$28.57	$126,570	6.2

The weighted average fair value using the Black-Scholes option pricing model of options granted during 2011, 2010, and 2009 was $13.64, $19.70, and $22.46, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2011, 2010, and 2009 was $109,000, $196,000, and $880,000, respectively. As of December 31, 2011, 364,270 shares of the Company’s Common Stock were available for future grants under the Long-Term Plan and 75,000 shares of the Company’s Common Stock were available for future grants under the Directors’ Plan.

The following table summarizes information about stock options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Average life(1)	Weighted average exercise price	Number of options	Weighted average exercise price
$8.52 — $8.55	6,000	1.3	$8.55	6,000	$8.55
$10.025 — $15.625	10,000	1.5	13.59	10,000	13.59
$20.16 — $26.86	40,000	6.5	23.53	40,000	23.53
$37.225 — $40.455	48,000	7.5	38.40	48,000	38.40

Total	104,000	6.2	$28.57	104,000	$28.57

(1)	Average life remaining in years.

The fair value of options on the respective grant dates was estimated using a Black-Scholes option pricing model, based on the following assumptions:

	2011	2010	2009
Weighted average risk-free interest rate	2.5%	2.3%	3.2%
Weighted average expected volatility	48.5%	48.3%	47.1%
Expected option life	7.5 years	7.4 years	7.9 years
Expected dividend yield	0.00%	0.00%	0.00%

The average risk-free interest rate is based on the U.S. Treasury yield with a term to maturity that approximates the option’s expected life as of the grant date. Expected volatility is determined using historical volatilities of the underlying market value of the Company’s stock obtained from public data sources. The expected life of the stock options is determined using historical data.

During the second quarter of 2008, the Company issued 40,000 SARs, which vested at varying intervals over a three-year period, in connection with the Company’s Chief Executive Officer’s employment agreement. The fair value of the SARs was estimated using a Black-Scholes option pricing model. In June 2011, all of these SARs were vested and were redeemed for 3,957 shares of the Company’s common stock made available under the Long-Term Plan.

In April 2010, the Company’s Board of Directors adopted the Michael Baker Corporation Employee Stock Purchase Plan (the “ESPP”). The first day of each quarter is an offering date and the last day of each quarter is a purchase date. The first purchase period began on January 1, 2011. Employees are able to purchase shares of Common Stock under the ESPP at 90% of the fair market value of the Common Stock on the purchase date. The company issued 54,073 shares under the ESPP during the year ended December 31, 2011. The maximum number of shares of Common Stock which may be issued pursuant to the ESPP is 750,000 shares.

The Company recognized total stock based compensation expense under the caption “Selling, general and administrative expenses” in the Consolidated Statement of Income related to its restricted stock, options, ESPP and SARs of $2,328,000, $1,384,000, and $1,063,000 for the years ended December 31, 2011, 2010 and 2009, respectively.